First Trust Private Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 2.4%
	CONSUMER STAPLES — 0.1%
5,615	Misfits Market, Inc.[1]	$122,126
	FINANCIALS — 1.1%
44,050	Airwallex ESOP Ltd.[1]	1,203,887
	TECHNOLOGY — 1.2%
1,873	Epic Games, Inc.[1]	765,008
562	Olinda SAS[1]	105,940
3,570	Workrise Technologies, Inc.[1]	369,210
		1,240,158
	TOTAL COMMON STOCKS
	(Cost $2,365,534)	2,566,171
	PREFERRED STOCKS — 3.2%
	CONSUMER STAPLES — 0.1%
	Misfits Market, Inc.
4,243	Series A-1, 0.000%[1,2]	95,467
	FINANCIALS — 1.5%
	Tilt Finance, Inc.
140,481	Series C , 0.000%[1,2]	1,583,221
	TECHNOLOGY — 1.6%
	Astranis Space Technologies Corp.
51,992	0.000%[1,2]	999,999
	Olinda SAS
2,248	Series D, 0.000%[1,2]	428,127
	Route App, Inc.
130,209	Series A1, 0.000%[1,2]	334,637
		1,762,763
	TOTAL PREFERRED STOCKS
	(Cost $3,012,487)	3,441,451
	PRIVATE INVESTMENT VEHICLES — 75.3%
	INVESTMENT PARTNERSHIPS — 75.3%
N/A3	137 Direct Fund LP, LLC*,4	1,195,063
N/A3	137 Holdings ABI, LLC*,4	1,262,990
N/A3	137 Holdings AI II, LLC*,4	2,454,398
N/A3	137 Holdings AP, LLC*,4	1,250,681
N/A3	137 Holdings GI, LLC*,4	756,471
N/A3	137 Holdings ISI, LLC*,4	1,261,340
N/A3	137 Holdings MS, LLC*,4	1,860,765
N/A3	137 Holdings PHI, LLC*,4	288,732
N/A3	137 Holdings RBC, LLC*,4	3,930,417
N/A3	137 Holdings SXVII, LLC*,4	208,678
N/A3	137 Holdings SXX, LLC*,4	3,645,134

First Trust Private Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT VEHICLES (Continued)
	INVESTMENT PARTNERSHIPS (Continued)
N/A3	137 Opportunity Fund LP*,4	$609,102
N/A3	137 Ventures VI LP*,4	1,683,860
N/A3	Arlington Capital Partners VI LP*,4	1,101,940
N/A3	Bain Capital Fund XI LP*,4	161,943
N/A3	Bain Capital Fund XII LP*,4	149,483
N/A3	Carlyle Europe Partners V, S.C.Sp.*,4	864,661
N/A3	Carlyle U.S. Equity Opportunity Fund II LP*,4	886,349
N/A3	Fund C-1, A Series of Riot Ventures Opportunity Fund LP*,4	37,526
N/A3	GHO Capital IV LP*,4	183,111
N/A3	GPS IV LP*,4	161,536
N/A3	Hedosophia Investments VI E LP*,4	1,689,831
N/A3	Hedosophia Investments VI G LP*,4	1,009,031
N/A3	Hedosophia Investments VI H LP*,4	755,191
N/A3	Hedosophia Investments VI I LP*,4	386,457
N/A3	Hedosophia Investments VI J LP*,4	761,020
N/A3	Hedosophia Investments VI K LP*,4	1,002,897
N/A3	Hedosophia Investments VI N LP*,4	1,192,455
N/A3	Hedosophia Investments VI O LP*,4	752,935
N/A3	Hedosophia Investments VI P LP*,4	1,007,500
N/A3	Hedosophia Partners D I LP*,4	1,501,250
N/A3	Hedosophia Partners III LP*,4	682,571
N/A3	Hedosophia Partners V LP*,4	205,051
N/A3	Hedosophia Partners V Parallel LP*,4	87,859
N/A3	Hedosophia Partners VI LP*,4	1,585,757
N/A3	HS Investments EU21 LP*,4	51,605
N/A3	HS Investments EU23 LP*,4	1,207,433
N/A3	HS Investments IV M LP*,4	492,677
N/A3	HS Investments NA18 LP*,4	2,642,614
N/A3	HS Investments V F LP*,4	874,578
N/A3	HS Investments VI A LP*,4	1,817,787
N/A3	HS Investments VI B LP*,4	1,586,981
N/A3	Kern River Capital, LLC*,4	520,354
N/A3	KQ Partners Fund LP*,4	3,977,368
N/A3	L Catterton Europe IV, SLP*,4	355,739
N/A3	MCTC Investment Hold Delaware, LLC - Class H *,4	1,400,000
N/A3	MQ Partners LP*,4	1,600,000
N/A3	Point72 Hyperscale LP*,4,5	87,887
N/A3	Quiet EE LP*,4	757,192
N/A3	Quiet ML LP*,4	30,849
N/A3	Quiet OA Access LP*,4	4,244,974
N/A3	Quiet Select FT LP - Class B*,4	1,234,690

First Trust Private Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT VEHICLES (Continued)
	INVESTMENT PARTNERSHIPS (Continued)
N/A3	Quiet Select FT LP - Class C*,4	$1,516,177
N/A3	Quiet Select FT LP - Class D*,4	500,349
N/A3	Quiet Select FT LP - Class E*,4	986,334
N/A3	Quiet Select FT LP - Class F*,4	913,836
N/A3	Quiet T1 LP - Class A*,4	993,239
N/A3	Quiet T1 LP - Class B*,4	860,960
N/A3	Quiet T1 LP - Class C*,4	503,252
N/A3	Quiet Venture I LP*,4	1,936,966
N/A3	Quiet Venture II LP*,4	406,962
N/A3	Quiet Venture III LP*,4	2,502,654
N/A3	Quiet Venture IV LP*,4	150,000
N/A3	RA Capital Nexus Fund II LP*,4	115,982
N/A3	RA Capital Nexus Fund III LP*,4	209,462
N/A3	RA Capital Nexus Fund LP*,4	600,361
N/A3	Reverence Capital Partners Opportunities Fund I LP*,4	320,332
N/A3	Sapphire Opportunity Fund IV LP*,4	2,007,000
N/A3	Sapphire Venture VII LP*,4	431,996
N/A3	Savory Fund III Blocked LP*,4	464,594
N/A3	Savory Fund III I Coinvest I LLC*,4,5	540,719
N/A3	Seer Capital Partners Fund LP*,4	2,295
N/A3	Thomas H Lee Parallel Fund IX LP*,4	622,807
N/A3	TPG Partners VIII LP*,4	665,439
N/A3	TPG Tech Adjacencies II Interface*,4,5	615,567
N/A3	TPG Tech Adjacencies II Interface II*,4	286,908
N/A3	TPG Tech Adjacencies II Vega LP*,4	993,012
N/A3	TPG Tech Adjacencies II Vital CI LP*,4	970,803
N/A3	Ufenau VI German Asset Lite, SLP*,4	579,898
N/A3	Ufenau VI Overflow, SLP*,4	67,575
N/A3	WH Strategic Opportunities Fund X LP*,4	549,626
		80,771,818
	TOTAL PRIVATE INVESTMENT VEHICLES
	(Cost $52,677,516)	80,771,818

First Trust Private Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	SHORT-TERM INVESTMENTS — 19.4%
20,881,517	UMB Bank, Money Market Special II Deposit Investment, 3.48%[6]	$20,881,517
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $20,881,517)	20,881,517
	TOTAL INVESTMENTS — 100.3%
	(Cost $78,937,054)	107,660,957
	Liabilities in Excess of Other Assets — (0.3)%	(353,914)
	TOTAL NET ASSETS — 100.0%	$107,307,043

LLC — Limited Liability Company
LP — Limited Partnership

* Non-income producing security.
[1] The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2] Perpetual security. Maturity date is not applicable.
[3] Investment does not issue shares.
[4] Investment valued using net asset value per share as practical expedient.
[5] All or a portion of this investment is a holding of FT Investments Sub I LLC.
[6] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Private Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

	Redemptions	Redemption			Original
Securities With Restrictions On Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
137 Direct Fund LP, LLC [1]	Not permitted	N/A	$967,376	$1,195,063	4/28/2025
137 Holdings ABI, LLC [1]	Not permitted	N/A	1,262,990	1,262,990	5/15/2026
137 Holdings AI II, LLC [1]	Not permitted	N/A	640,591	2,454,398	2/21/2024
137 Holdings AP, LLC [1]	Not permitted	N/A	1,270,585	1,250,681	8/13/2025
137 Holdings GI, LLC [1]	Not permitted	N/A	607,103	756,471	12/22/2025
137 Holdings ISI, LLC[1]	Not permitted	N/A	1,261,340	1,261,340	4/6/2026
137 Holdings MS, LLC [1]	Not permitted	N/A	273,263	1,860,765	8/20/2024
137 Holdings PHI, LLC[1]	Not permitted	N/A	288,732	288,732	5/27/2026
137 Holdings RBC, LLC [1]	Not permitted	N/A	1,005,937	3,930,417	4/24/2024
137 Holdings SXVII, LLC [1]	Not permitted	N/A	20,538	208,678	4/1/2022
137 Holdings SXX, LLC [1]	Not permitted	N/A	380,180	3,645,134	7/31/2023
137 Opportunity Fund LP [1]	Not permitted	N/A	304,631	609,102	4/1/2022
137 Ventures VI LP [1]	Not permitted	N/A	850,000	1,683,860	11/28/2023
Arlington Capital Partners VI LP [1]	Not permitted	N/A	897,597	1,101,940	12/21/2023
Bain Capital Fund XI LP [1]	Not permitted	N/A	425,854	161,943	9/30/2024
Bain Capital Fund XII LP [1]	Not permitted	N/A	242,412	149,483	9/30/2024
Carlyle Europe Partners V, S.C.Sp. [1]	Not permitted	N/A	1,277,493	864,661	2/3/2025
Carlyle U.S. Equity Opportunity Fund II LP [1]	Not permitted	N/A	761,599	886,349	6/6/2025
Fund C-1, A Series of Riot Ventures Opportunity Fund LP [1]	Not permitted	N/A	36,879	37,526	4/1/2022
GHO Capital IV LP [1]	Not permitted	N/A	265,570	183,111	8/20/2025
GPS IV LP [1]	Not permitted	N/A	175,304	161,536	3/10/2025
Hedosophia Investments VI E LP [1]	Not permitted	N/A	1,058,861	1,689,831	12/24/2024
Hedosophia Investments VI G LP [1]	Not permitted	N/A	1,013,402	1,009,031	7/28/2025
Hedosophia Investments VI H LP [1]	Not permitted	N/A	768,714	755,191	6/27/2025
Hedosophia Investments VI I LP [1]	Not permitted	N/A	314,250	386,457	6/23/2025
Hedosophia Investments VI J LP [1]	Not permitted	N/A	781,154	761,020	6/27/2025
Hedosophia Investments VI K LP [1]	Not permitted	N/A	1,007,628	1,002,897	10/22/2025
Hedosophia Investments VI N LP [1]	Not permitted	N/A	658,800	1,192,455	11/18/2025
Hedosophia Investments VI O LP [1]	Not permitted	N/A	757,500	752,935	11/26/2025
Hedosophia Investments VI P LP [1]	Not permitted	N/A	1,007,500	1,007,500	3/26/2026
Hedosophia Partners III LP [1]	Not permitted	N/A	611,692	682,571	4/1/2022
Hedosophia Partners V LP [1]	Not permitted	N/A	220,860	205,051	4/1/2022
Hedosophia Partners V Parallel LP [1]	Not permitted	N/A	88,109	87,859	4/1/2022
Hedosophia Partners VI LP [1]	Not permitted	N/A	1,232,912	1,585,757	5/23/2024
Hedosophia SP D LP1	Not permitted	N/A	1,501,250	1,501,250	5/5/2026
HS Investments EU21 LP [1]	Not permitted	N/A	35,916	51,605	4/1/2022
HS Investments EU23 LP [1]	Not permitted	N/A	610,896	1,207,433	8/23/2023
HS Investments IV M LP [1]	Not permitted	N/A	362,327	492,677	3/25/2022
HS Investments NA18 LP [1]	Not permitted	N/A	1,273,015	2,642,614	8/30/2024
HS Investments V F LP [1]	Not permitted	N/A	612,124	874,578	7/28/2023
HS Investments VI A LP [1]	Not permitted	N/A	1,003,194	1,817,787	7/11/2024
HS Investments VI B LP [1]	Not permitted	N/A	1,027,270	1,586,981	10/15/2024
Kern River Capital, LLC [1]	Not permitted	N/A	250,000	520,354	3/26/2025
KQ Partners Fund LP [1]	Not permitted	N/A	457,931	3,977,368	5/9/2024
L Catterton Europe IV, SLP [1]	Not permitted	N/A	549,953	355,739	3/12/2025
MCTC Investment Hold Delaware, LLC - Class H [1]	Not permitted	N/A	1,400,000	1,400,000	3/23/2026
MQ Partners LP1	Not permitted	N/A	1,600,000	1,600,000	6/2/2026
Point72 Hyperscale LP [1]	Not permitted	N/A	103,329	87,887	4/1/2022
QUIET EE LP [1]	Not permitted	N/A	762,188	757,192	12/23/2025
Quiet ML LP [1]	Not permitted	N/A	33,920	30,849	4/1/2022
Quiet OA Access LP [1]	Not permitted	N/A	1,269,502	4,244,974	9/27/2024
Quiet Select FT LP - Class B [1]	Not permitted	N/A	754,388	1,234,690	1/13/2025
Quiet Select FT LP - Class C [1]	Not permitted	N/A	1,256,188	1,516,177	1/13/2025
Quiet Select FT LP - Class D [1]	Not permitted	N/A	500,752	500,349	2/20/2025
Quiet Select FT LP - Class E [1]	Not permitted	N/A	757,881	986,334	3/19/2025
Quiet Select FT LP - Class F [1]	Not permitted	N/A	356,445	913,836	6/3/2025
Quiet T1 LP - Class A [1]	Not permitted	N/A	206,684	993,239	1/29/2024
Quiet T1 LP - Class B [1]	Not permitted	N/A	500,000	860,960	1/29/2024
Quiet T1 LP - Class C [1]	Not permitted	N/A	502,859	503,252	10/17/2025
Quiet Venture I LP [1]	Not permitted	N/A	1,500,213	1,936,966	4/25/2025
Quiet Venture II LP [1]	Not permitted	N/A	353,483	406,962	4/1/2022
Quiet Venture III LP [1]	Not permitted	N/A	1,353,355	2,502,654	9/8/2023
Quiet Venture IV LP1	Not permitted	N/A	150,000	150,000	6/1/2026
RA Capital Nexus Fund II LP [1]	Not permitted	N/A	80,960	115,982	4/1/2022
RA Capital Nexus Fund III LP [1]	Not permitted	N/A	161,424	209,462	4/1/2022
RA Capital Nexus Fund LP [1]	Not permitted	N/A	752,946	600,361	4/1/2022
Reverence Capital Partners Opportunities Fund I LP [1]	Not permitted	N/A	299,422	320,332	7/3/2024
Sapphire Opportunity Fund IV LP1	Not permitted	N/A	2,007,000	2,007,000	6/15/2026
Sapphire Venture VII LP [1]	Not permitted	N/A	465,161	431,996	10/22/2025
Savory Fund III Blocked LP [1]	Not permitted	N/A	350,000	464,594	3/11/2024
Savory Fund III I Coinvest I LLC [1]	Not permitted	N/A	500,000	540,719	6/9/2025
Seer Capital Partners Fund LP [1]	Not permitted	N/A	-	2,295	4/1/2022
Thomas H Lee Parallel Fund IX LP [1]	Not permitted	N/A	520,621	622,807	1/1/2026
TPG Partners VIII LP [1]	Not permitted	N/A	680,151	665,439	1/1/2026
TPG Tech Adjacencies II Interface [1]	Not permitted	N/A	-	615,567	12/28/2023
TPG Tech Adjacencies II Interface II [1]	Not permitted	N/A	361,800	286,908	12/29/2023
TPG Tech Adjacencies II Vega LP [1]	Not permitted	N/A	750,000	993,012	5/16/2024
TPG Tech Adjacencies II Vital CI LP [1]	Not permitted	N/A	750,000	970,803	3/31/2025
Ufenau VI German Asset Lite, SLP [1]	Not permitted	N/A	576,561	579,898	3/30/2026
Ufenau VI Overflow, SLP [1]	Not permitted	N/A	67,051	67,575	3/30/2026
WH Strategic Opportunities Fund X LP [1]	Not permitted	N/A	572,000	549,626	11/26/2025

Totals			$52,677,516	$80,771,818

1 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Private Assets Fund

CONSOLIDATED PORTFOLIO COMPOSITION (Unaudited)

As of June 30, 2026

		Percent of
		Total Net
Country of Incorporation	Value	Assets
European Union	$6,718,064	6.2%
United States	100,942,893	94.1%
Total Investments	107,660,957	100.3%
Liabilities in Excess of Other Assets	(353,914)	(0.3)%
Total Net Assets	$107,307,043	100.0%

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Note 1 — Valuation of Investments

UMB Fund Services, Inc., (“UMBFS”), the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last business day of each month and at such other times as the Board of Trustees (the “Board” and the members thereof, “Trustees”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "Investment Company Act"). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P. (the "Investment Advisor"), as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value the Fund’s portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter (“OTC”) securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the fair value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined.

The Valuation Designee will determine the fair value of its shares of a private company based on numerous factors, including but not limited to market activity or events in the market. Absent such a transaction or event within a year, or as deemed necessary by the Valuation Designee, but in no instance greater than one year from the quarter end in which such event occurred, the Valuation Designee will engage qualified external valuation consultants to provide an independent valuation.

First Trust Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

June 30, 2026 (Unaudited)

As a general matter, the fair value of the Fund’s interest in a private investment vehicles will represent the amount that the Fund could reasonably expect to receive from the private investment vehicles if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that Valuation Designee believes to be reliable. The Valuation Designee will determine the fair value of such private investment vehicles based on the most recent final or estimated value reported by the private investment vehicles, as well as any other relevant information available at the time the Valuation Designee values the portfolio. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the Underlying Manager of a private investment vehicle.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the Underlying Manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Investment Fund. In other cases, as when an Investment Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Investment Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Investment Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in Investment Funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular Investment Fund under consideration.

Debt securities will generally be valued using a third-party pricing system, agent, or dealer selected by the Valuation Designee, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, which the Valuation Designee has determined to approximate fair value.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.

Note 2 — Fair Value Measurements

ASC 820, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring Fair value in accordance with GAAP and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•                     Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•                     Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

First Trust Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

June 30, 2026 (Unaudited)

•                     Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the NAV as a practical expedient are not included in the fair value hierarchy. As such, investments in Private Investment Vehicles with a fair value of $80,771,818 are excluded from the fair value hierarchy as of June 30, 2026.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks
Consumer Staples	$-	$-	$122,126	$122,126
Financials	-	-	1,203,887	1,203,887
Technology	-	-	1,240,158	1,240,158
Preferred Stocks
Consumer Staples	-	-	95,467	95,467
Financials	-	-	1,583,221	1,583,221
Technology	-	-	1,762,763	1,762,763
Short-Term Investments	20,881,517	-	-	20,881,517
Subtotal	$20,881,517	$-	$6,007,622	$26,889,139
Private Investment Vehicles at NAV				80,771,818
Total Investments				$107,660,957